FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Schedule of financial assets

	2024	2025
Amortized cost
Cash and cash equivalents	33,905	34,228
Other current financial assets	1,196	1,326
Trade and other receivables	12,829	11,410
Other non-current assets	165	208
FVTPL
Long-term investment in financial instruments	8,174	7,254
Other current financial assets	89	94
FVTOCI
Long-term investment in financial instruments	51	27
Total financial assets	56,409	54,547

Schedule of financial liabilities

	2024	2025
Financial liabilities measured at amortized cost
Trade and other payables	15,790	16,832
Accrued expenses	14,192	14,867
Customers deposits	41	52
Short-term bank loans	11,525	6,929
Bonds	5,043	2,696
Long-term bank loans	36,341	41,149
Lease liabilities	23,925	24,492
Other liabilities	104	75
Total financial liabilities	106,961	107,092

Schedule of fair values of financial assets and liabilities

			Fair value measurement at reporting date using
			Quoted prices in
			active markets	Significant
			for identical	other	Significant
			assets or	observable	unobservable
			liabilities	inputs	inputs
2024	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	89	89	89	—	—
Long-term investment in financial instruments	8,174	8,174	1,668	—	6,506
FVTOCI
Long-term investment in financial instruments	51	51	—	—	51
Financial liabilities at amortized cost
Interest-bearing loans:
Bonds	5,043	5,669	5,669	—	—
Long-term bank loans	36,341	36,472	—	—	36,472
Lease liabilities	23,925	23,925	—	—	23,925
Other liabilities	104	104	—	—	104
Total	73,727	74,484	7,426	—	67,058

			Fair value measurement at reporting date using
			Quoted prices in
			active markets	Significant
			for identical	other	Significant
			assets or	observable	unobservable
			liabilities	inputs	inputs
2025	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	94	94	94	—	—
Long-term investment in financial instruments	7,254	7,254	1,529	—	5,725
FVTOCI
Long-term investment in financial instruments	27	27	—	—	27
Financial liabilities at amortized cost
Interest-bearing loans:
Bonds	2,696	3,458	3,458	—	—
Long-term bank loans	41,149	40,863	—	—	40,863
Lease liabilities	24,492	24,492	—	—	24,492
Other liabilities	75	75	—	—	75
Total	75,787	76,263	5,081	—	71,182

Schedule of reconciliation for items measured at fair value using significant unobservable inputs

	2024	2025
Beginning balance	5,997	6,557
Gain (loss) recognized in consolidated statement of:
Profit or loss	575	(104)
Other comprehensive income	3	1
Purchase/addition	49	26
Settlement/deduction	(67)	(728)
Ending balance	6,557	5,752

Schedule of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

		Significant	Range
	Valuation	unobservable	(weighted	Sensitivity of the input of fair
Industry	technique	input	average)	value
Investment in equity
Non-listed equity investment - technology	OPM Backsolve method	Volatility	20%-75.40%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp5 billion of the Investment value
		Time to liquidity	1-4 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp5 billion of the Investment value
	Market movement	Volatility	30.40%-85.59%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp13 billion of the Investment value
		Time to liquidity	1-6 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp15 billion of the Investment value
	Guideline Public Company Method	Volatility	10.77%-91.40%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp91 billion of the Investment value
		Time to liquidity	1-6 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp134 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital ("WACC")	9%-22%	1% decrease (increase) in the percentage of WACC would result in an increase (decrease) Rp5 billion of the Investment value
		Terminal growth rate	1%-5%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp3 billion of the Investment value
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.03%-13.20%	0.5% decrease (increase) in WACC would result in an increase (decrease) Rp6 billion of the Investment value
		Terminal growth rate	1.97%-3.10%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp12 billion of the Investment value

Schedule of exposure to foreign currency risk

	2024	2025
	U.S. Dollar	U.S. Dollar
	(in billions)	(in billions)
Financial assets	1.02	1.03
Financial liabilities	(0.17)	(0.23)
Net exposure	0.85	0.80

Schedule of sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2025
U.S. Dollar (1% strengthening)	135

Schedule of interest rate profile of interest-bearing financial instruments

	2024	2025
Fixed rate borrowings	48,063	37,762
Variable rate borrowings	28,771	37,504

Schedule of maximum exposure to credit risk of financial assets

	2024	2025
Cash and cash equivalents	33,905	34,228
Other current financial assets	1,285	1,420
Trade and other receivable - net	12,829	11,410
Other non-current assets	165	208
Total	48,184	47,266

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2029 and
	amount	cash flows	2025	2026	2027	2028	thereafter
2024
Trade and other payables	15,790	(15,790)	(15,790)	—	—	—	—
Accrued expenses	14,192	(14,192)	(14,192)	—	—	—	—
Customer deposits	41	(41)	(41)	—	—	—	—
Short-term bank loans	11,525	(11,525)	(11,525)	—	—	—	—
Interest bearing loans:
Bonds	5,043	(9,307)	(2,763)	(296)	(296)	(297)	(5,655)
Long-term bank loans	36,341	(42,701)	(15,419)	(8,442)	(6,086)	(4,955)	(7,799)
Lease liabilities	23,925	(29,236)	(6,640)	(4,220)	(3,724)	(3,221)	(11,431)
Other liabilities	104	(120)	(6)	(29)	(29)	(28)	(28)
Total	106,961	(122,912)	(66,376)	(12,987)	(10,135)	(8,501)	(24,913)

	Carrying	Contractual					2030 and
	amount	cash flows	2026	2027	2028	2029	thereafter
2025
Trade and other payables	16,832	(16,832)	(16,832)	—	—	—	—
Accrued expenses	14,867	(14,867)	(14,867)	—	—	—	—
Customer deposits	52	(52)	(52)	—	—	—	—
Short-term bank loans	6,929	(6,929)	(6,929)	—	—	—	—
Interest bearing loans:
Bonds	2,696	(6,544)	(296)	(296)	(297)	(296)	(5,359)
Long-term bank loans	41,149	(45,311)	(19,003)	(7,279)	(6,357)	(5,499)	(7,173)
Lease liabilities	24,492	(29,391)	(7,201)	(4,436)	(3,604)	(3,440)	(10,710)
Other liabilities	75	(89)	(4)	(21)	(21)	(21)	(22)
Total	107,092	(120,015)	(65,184)	(12,032)	(10,279)	(9,256)	(23,264)